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October 23, 2000

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549
Re:	Certification pursuant to Rule 497(j)
Variable Account A ("Registrant")
Files No. 333-45727 and 811-08635

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of supplement to the prospectus for the above-captioned Registrant, dated October 16, 2000, that would have been filed under paragraph (c) of Rule 497, does not differ from the supplement contained in the most recent amendment to the Registration Statement on Form N-4 that relates to the supplement, being Post-Effective Amendment No. 16, and that Post-Effective Amendment No. 16 was filed electronically with the Securities and Exchange Commission via EDGAR on or about October 10, 2000.

Sincerely,

/s/Elizabeth B. Love

Elizabeth B. Love

Attorney

Keyport Benefit Life Insurance Company 125 High Street, Boston, MA 02110 (617) 526-1400